Change in Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Summary of Measuring Lease Liabilities for Leases Classified as Operating Leases, Discounted Lease Payments Using Incremental Rate of Borrowing Rate
Particulars	Amount
Operating lease commitments as at March 31, 2019 as disclosed in Group's consolidated financial statements	38,313
Operating lease commitments as at March 31, 2019 discounted using the incremental borrowing rate as at April 1, 2019 recognised as lease liabilities	24,877

IFRS 16 [Member]
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Impact of Adoption to IFRS 16 on Opening Balances of Additional Right-of-use Assets and Additional Lease Liabilities

Impact of adopting IFRS 16 on opening balances

Right-of-use assets presented in property, plant and equipment- buildings (right-of-use) (net off deferred rent liabilities of USD 2,195 and inclusive of prepaid lease rentals of USD 2,312)	24,994
Lease liabilities	24,877